FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

As of June 30, 2025 and 2026, the Company’s financial assets at FVTPL are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Investment A	—	13,700	84
Investment B	—	87,120	536
Total financial assets at FVTPL	—	100,820	620

SCHEDULE OF MOVEMENT FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

Movement of financial assets at FVTPL were shown below:

	As of June 30, 2026
	Investment A	Investment B	Total
	JPY’000	JPY’000	JPY’000
Balance at the beginning of the year	—	—	—
Additions	40,000	100,000	140,000
Fair value losses recognized in profit or loss	(26,300)	(12,880)	(39,180)
Balance at the ending of the year	13,700	87,120	100,820

Balance as of June 30, 2026 (US$’000)	84	536	620

SCHEDULE OF DETERMINING THE FAIR VALUE OF INVESTMENT	The following table presents the significant assumption used in determining the fair value of Investment A as of June 30, 2026:
As of June 30, 2026
Discount rate	13.55%